Commitments and Contingencies (Details) - Schedule of operating lease related assets and liabilities - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of operating lease related assets and liabilities [Abstract]
Right of use assets	$ 104,145	$ 346,017
Operating lease liabilities, current portion	126,861	191,643
Operating lease liabilities, noncurrent portion		102,767
Total operating lease liabilities	$ 126,861	$ 294,410